ORGANIZATION AND BUSINESS DESCRIPTION (Details) - USD ($)	1 Months Ended
	May 31, 2025	Jun. 30, 2025
Baosheng BVI
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Baosheng HK
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Beijing Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Horgos Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Baosheng Technology
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Baosheng Network
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Beijing Xunhuo
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Zhiding Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Yuansheng Meiyan
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Kashi Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Net Assets	$ 3,772
Recognized loss	$ 3,725